Line of Credit and Mortgage Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]	Principal payments on the mortgage payable are due as follows:
Year ending December 31,	2017	$8,933
	2018	10,176
	2019	10,645
	2020	11,136
	2021	11,650
	Thereafter	253,430
		$305,970

Principal payments on the mortgage payable are due as follows:
Year ending December 31,	2017	$9,228
	2018	9,228
	2019	9,228
	2020	9,228
	2021	9,228
	Thereafter	263,860
		$310,000